Income Taxes - Schedule of Unrecognized Tax Benefits (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income taxes
Balance at beginning of the year	¥ 0		¥ 2,588,962
Additions	34,580,410	$ 4,870,549
Decreases	(34,580,410)	(4,870,549)	(2,588,962)
Balance at end of the year	¥ 0	$ 0	¥ 0